06062183

CERTINAS

1-33168

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listings/Investigations

RECD S.E.C.
NOV 2 7 2006
1086

By Facsimile and First Class Mail

November 27, 2006

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
NOV 2 9 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on November 22, 2006, The Nasdaq Stock Market (the "Exchange") received from Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares each representing 8 Series B shares

192,080,000 Series B Shares (application to made for listing, not for trading but in connection with the registration of the American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission)

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick